Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Jan. 28, 2026	Dec. 29, 2025	Oct. 31, 2025	Jun. 27, 2025	Apr. 30, 2025	Jan. 24, 2025	Dec. 26, 2024	Oct. 31, 2024	Jun. 28, 2024	Nov. 01, 2023	Oct. 31, 2023	Aug. 31, 2023	Oct. 31, 2022	Oct. 04, 2022	Oct. 31, 2021	Nov. 12, 2020
C000255835
Account Value [Line Items]
Line Graph and Table Measure Name	Polen International Dividend Income ETF
Account Value	$ 14,520					$ 11,292		$ 10,000
C000261456
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares ConVequity ETF
Account Value	$ 11,862				$ 10,000
C000267393
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Equity Hedge ETF
Account Value	$ 9,792	$ 10,000
C000250805
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Quarterly Bear Hedge ETF
Account Value	$ 9,970					10,059				$ 10,000
C000250806
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Quarterly Bull Hedge ETF
Account Value	$ 10,667					10,120				10,000
C000267043
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares S&P Autocallable Defensive Income ETF
Account Value	$ 10,441		$ 10,000
C000267042
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares S&P Autocallable High Income ETF
Account Value	$ 10,609		10,000
C000256042
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Seasonality Laddered Buffered ETF
Account Value	$ 11,150					9,407	$ 10,000
Bloomberg World All-Cap Equal Weight TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World All-Cap Equal Weight TR Index
Account Value	$ 16,318			$ 14,940					$ 12,662			$ 10,193		$ 9,626		$ 12,780	$ 10,000
Bloomberg World All-Cap Equal Weight TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World All-Cap Equal Weight TR Index
Account Value	$ 16,318			14,940					12,662			10,193		9,626		12,780	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 17,588			16,588					13,658		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 20,013			18,875					15,541			11,260	$ 12,078		$ 10,000
MSCI ACWI ex USA High Dividend Yield Index
Account Value [Line Items]
Account Value	14,141					11,388		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	11,794				$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	10,362	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	13,512					10,310				10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	13,512					10,310				$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	10,479		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	10,479		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 12,003					9,159	$ 10,000
Clough Hedged Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Clough Hedged Equity ETF
Account Value	$ 16,055			14,341					12,668			9,398		11,702		13,106	10,000
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Account Value	$ 14,008			13,256					11,955			10,450		9,910		11,342	10,000
Clough Select Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Clough Select Equity ETF
Account Value	$ 23,875			20,653					15,869			10,623		$ 11,973		$ 14,772	$ 10,000
SRH REIT Covered Call ETF
Account Value [Line Items]
Account Value	13,265			12,148					12,642		$ 10,000
SRH U.S. Quality GARP ETF
Account Value [Line Items]
Account Value	17,577			$ 15,556					$ 14,617			$ 10,908	$ 11,729		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	12,141					$ 9,264		$ 10,000
US Large Cap Moderate Income Autocallable Index
Account Value [Line Items]
Account Value	10,518		10,000
US Large Cap High Income Autocallable Index
Account Value [Line Items]
Account Value	$ 10,663		$ 10,000